Events Occurring After The Reporting Period	6 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After The Reporting Period
7	Events occurring after the reporting period

No matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial periods.